Nature of Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation
NOTE
1-NATURE
OF OPERATIONS AND BASIS OF PRESENTATION
We are a Delaware limited liability company formed by CQP and based in Houston with one member, Sabine Pass
LNG-LP,
LLC, an indirect wholly owned subsidiary of CQP. We and SPLNG are each indirect wholly owned subsidiaries of Cheniere Investments, which is a wholly owned subsidiary of CQP, a publicly traded limited partnership (NYSE MKT: CQP). CQP is a 48.6% owned subsidiary of Cheniere, a Houston-based energy company primarily engaged in
LNG-related
businesses. Cheniere also owns 100% of the general partner interest in CQP through ownership in Cheniere Energy Partners GP, LLC.
The natural gas liquefaction and export facility located in Cameron Parish, Louisiana at Sabine Pass (the “Sabine Pass LNG Terminal”) has six operational Trains, for a total production capacity of approximately 30 mtpa of LNG (the “Liquefaction Project”). The Sabine Pass LNG Terminal also has operational regasification facilities owned by SPLNG.
We have increased available liquefaction capacity at our Liquefaction Project as a result of debottlenecking and other optimization projects. We hold a significant land position at the Sabine Pass LNG Terminal, which provides opportunity for further liquefaction capacity expansion. In February 2023, we and another subsidiary of CQP initiated the pre-filing
review process with the FERC under the National Environmental Policy Act for an expansion adjacent to the Liquefaction Project consisting of up to three Trains with an expected total production capacity of approximately 20 mtpa of LNG. This expansion may be developed and constructed by an affiliate of ours outside of the Liquefaction Project. The development of this site or other projects, including infrastructure projects in support of natural gas supply and LNG demand, will require, among other things, acceptable commercial and financing arrangements before we make a positive final investment decision.
Basis of Presentation
The accompanying unaudited Financial Statements of SPL have been prepared in accordance with GAAP for interim financial information and in accordance with Rule
10-01
of Regulation
S-X
and reflect all normal recurring adjustments which are, in the opinion of management, necessary for a fair statement of the financial results for the interim periods presented. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the Financial Statements and accompanying notes included in the annual report on Form
10-K
for the fiscal year ended December 31, 2022.
Results of operations for the three months ended March 31, 2023 are not necessarily indicative of the results of operations that will be realized for the year ending December 31, 2023.
We are a disregarded entity for federal and state income tax purposes. Our taxable income or loss is included in the federal income tax return of CQP. CQP is not subject to federal or state income taxes, as its partners are taxed individually on their allocable share of CQP’s taxable income. Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Financial Statements.
Recent Accounting Standards
ASU
2020-04
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. This guidance primarily provides temporary optional
expedients which simplify the accounting for contract modifications to existing debt agreements expected to arise from the market transition from LIBOR to alternative reference rates. The temporary optional expedients under the standard became effective March 12, 2020 and will be available until December 31, 2024 following a subsequent amendment to the standard. We have not yet applied the optional expedients available under the standard because we have not yet modified any of our existing contracts indexed to LIBOR, mainly our credit facility as further described in Note
8-Debt,
for reference rate reform. However, we do not expect the impact of applying the optional expedients to any future contract modifications to be material, and we do not expect the transition to a replacement rate index to have a material impact on our future cash flows.

NOTE 1—ORGANIZATION AND NATURE OF OPERATIONS
We are a Delaware limited liability company formed by CQP and based in Houston with one member, Sabine Pass
LNG-LP,
LLC, an indirect wholly owned subsidiary of CQP. We and SPLNG are each indirect wholly owned subsidiaries of Cheniere Investments, which is a wholly owned subsidiary of CQP, a publicly traded limited partnership (NYSE MKT: CQP). CQP is a 48.6% owned subsidiary of Cheniere, a Houston-based energy company primarily engaged in
LNG-related
businesses. Cheniere also owns 100% of the general partner interest in CQP through ownership in Cheniere Energy Partners GP, LLC.
The natural gas liquefaction and export facility located in Cameron Parish, Louisiana at Sabine Pass (the “Sabine Pass LNG Terminal”) has six operational Trains, with Train 6 having achieved substantial completion on February 4, 2022, for a total operational production capacity of approximately 30 mtpa of LNG (the “Liquefaction Project”). The Sabine Pass LNG Terminal also has operational regasification facilities owned by SPLNG.
We have increased available liquefaction capacity at our Liquefaction Project as a result of debottlenecking and other optimization projects. We hold a significant land position at the Sabine Pass LNG Terminal, which provides opportunity for further liquefaction capacity expansion. The development of this site or other projects, including infrastructure projects in support of natural gas supply and LNG demand, will require, among other things, acceptable commercial and financing arrangements before we make a positive final investment decision.